Fair values - Summary of Carrying Amounts And Fair Value of The Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Interest-bearing loans and borrowings - long term | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	₨ 595,664	$ 7,148	₨ 487,884
Fair value	585,787	7,029	447,512
Interest accrued | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	2,957	35	3,212
Fair value	2,957	35	3,212
Capital creditors | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	40,092	481	33,480
Fair value	40,092	481	33,480
Purchase consideration payable | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	44	1	1,681
Fair value	44	1	1,681
Liability For Operation And Maintenance | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	2,193	26	2,033
Fair value	2,193	26	2,033
Interest-bearing loans and borrowings - short term | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	51,652	620	42,522
Fair value	51,652	620	42,522
Trade payables | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	9,094	109	6,118
Fair value	9,094	109	6,118
Liability for Put Options with Non-controlling Interests
Financial liabilities
Carrying value	5,935		5,409
Liability for Put Options with Non-controlling Interests | Financial liabilities at fair value
Financial liabilities
Carrying value	5,935	71	5,409
Fair value	5,935	71	5,409
Derivative instruments - share warrants | Financial liabilities at fair value through profit or loss
Financial liabilities
Carrying value	772	9	1,309
Fair value	772	9	1,309
Derivative instruments - hedge instruments | Financial liabilities designated as a hedge instrument at fair value
Financial liabilities
Carrying value	546	7	866
Fair value	546	7	866
Security Deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	543	7	355
Fair value	543	7	355
Bank deposits with remaining maturity for more than twelve months | Financial assets measured at amortised cost
Financial assets
Carrying value	2,888	35	1,003
Fair value	2,888	35	1,003
Trade receivables | Financial assets measured at amortised cost
Financial assets
Carrying value	21,856	262	30,687
Fair value	21,856	262	30,687
Cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	27,021	324	38,182
Fair value	27,021	324	38,182
Bank balances other than cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	50,706	608	37,837
Fair value	50,706	608	37,837
Advances Recoverable | Financial assets measured at amortised cost
Financial assets
Carrying value	1,449	17	700
Fair value	1,449	17	700
Interest Accrued on Fixed Deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	1,003	12	555
Fair value	1,003	12	555
Interest Accrued on Loan to Related Parties | Financial assets measured at amortised cost
Financial assets
Carrying value	4	0
Fair value	4	0
Government grant receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	322	4	353
Fair value	322	4	353
Deferred Consideration Receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	1,026	12	2,409
Fair value	1,026	12	2,409
Loans To Related Parties | Financial assets measured at amortised cost
Financial assets
Carrying value	232	3	55
Fair value	232	3	55
Other current financial assets | Financial assets measured at amortised cost
Financial assets
Carrying value	438	5	975
Fair value	438	5	975
Investments | Financial assets measured at fair value through profit or loss
Financial assets
Carrying value	2,325	28	926
Fair value	2,325	28	926
Derivative instruments - hedge instruments | Financial assets designated as a hedge instrument at fair value
Financial assets
Carrying value	3,566	43	6,336
Fair value	₨ 3,566	$ 43	₨ 6,336